Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Note 7 - Commitments and Contingencies

The Company leases office space. Future minimum lease payments are as follows:

June 30, 2019, remaining	$30,432
June 30, 2020	$171,727
June 30, 2021	$125,419
June 30, 2022	$70,842

The Company does not have a concentration of revenues from any individual customer (less than 10%).

To the best of the Company’s knowledge and belief, no legal proceedings of merit are currently pending or threatened against the Company.

The Company leases office space. Future minimum lease payments are as follows:

June 30, 2019	$29,024
June 30, 2020	$31,900
June 30, 2021	$16,225

The Company does not have a concentration of revenues from any individual customer (less than 10%).

To the best of the Company’s knowledge and belief, no legal proceedings of merit are currently pending or threatened against the Company.